SUBSEQUENT EVENTS (Details) - Other investments - Gerdau - USD ($) shares in Millions, $ in Millions	Jul. 16, 2019	Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [line items]
Carrying value of the investment		$ 119
Sale of other investments
Disclosure of non-adjusting events after reporting period [line items]
Sale of preferred shares (in shares)	30
Proportion of preferred shares held	2.60%
Consideration received	$ 116